Summary of Significant Accounting Policies (Details) - Disposal Groups, Including Discontinued Operations, Name [Domain] - Currency [Domain] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Currency Transaction Gain (Loss), Realized	$ (18)	$ 4	$ (5)
Research and Development Expense	257	148	138
Restricted cash	9	19
Allowance for Doubtful Accounts Receivable, Current	12	3
Provision for Doubtful Accounts	7	1	4
Receivables for Customer-owned Production Tooling	11	9
Capitalized Computer Software, Net	9	4
Capitalized Computer Software, Amortization	4	5	5
Future Amortization Expense, Year One	15
Future Amortization Expense, Year Two	14
Future Amortization Expense, Year Three	12
Future Amortization Expense, Year Four	12
Future Amortization Expense, Year Five	12
Amortization expense	14	$ 5	$ 11
Letter of Credit Reimbursement and Security Agreement [Member]
Restricted cash	7
Cash Collateral For Other Corporate Purposes [Member]
Restricted cash	$ 2
Buildings and improvements [Member]
Estimated useful life	40 years
Software [Member]
Future Amortization Expense, Year One	$ 3
Future Amortization Expense, Year Two	3
Future Amortization Expense, Year Three	2
Future Amortization Expense, Year Four	1
Future Amortization Expense, Year Five	$ 1
Minimum [Member] | Machinery and Equipment [Member]
Estimated useful life	3 years
Minimum [Member] | Software [Member]
Estimated useful life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Estimated useful life	15 years
Maximum [Member] | Software [Member]
Estimated useful life	8 years
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	7 years